Assets pledged or assigned (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets pledged or assigned (CHF million)
Book value of assets pledged or assigned as collateral	157,856	169,702
of which assets provided with the right to sell or repledge	96,922	112,246
Fair value of collateral received with the right to sell or repledge	373,657	356,970
of which sold or repledged	332,718	307,894
Other information (CHF million)
Cash and securities restricted under foreign banking regulations	17,943	16,090
Swiss National Bank required minimum liquidity reserves	2,294	2,090